EARNINGS PER SHARE (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Convertible Notes [Member] CNY	Dec. 31, 2011 Convertible Notes [Member] CNY	Dec. 31, 2010 Convertible Notes [Member] CNY	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Convertible Notes [Member]	Dec. 31, 2010 Convertible Notes [Member]
Schedule of Basic Earnings Per Share and Diluted Earnings Per Share [Line Items]
Shares excluded in computation of diluted EPS								1,382,531	1,254,933	290,914	7,454,208	224,647
Gain on change in fair value	$ (13,980)	(87,099)	198,547	(9,040)	(87,099)	198,547	(9,040)
Foreign exchange (loss)/gain	35	217	15,849	(4,350)	2,583	57,337	6,848
Interest expenses						23,606